VARIABLE INTEREST ENTITIES ("VIE") - Summary of Financial Information about Consolidated VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
VARIABLE INTEREST ENTITIES ("VIE")
TOTAL ASSETS	$ 1,459,855	$ 1,767,770
Current liabilities	200,478	268,805
TOTAL LIABILITIES	889,203	932,446
Noncontrolling interests	(11,126)	2,000
Equity attributable to Ayr Wellness Inc.	581,778	833,324
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,459,855	1,767,770
Revenues, net of discounts	463,630	421,435
Net income (loss) attributable to noncontrolling interest	(7,067)	(10,019)
Net loss attributable to Ayr Wellness Inc.	(272,433)	(245,466)
Net loss noncontrolling interest	(279,500)	(255,485)
Noncontrolling interest at beginning	2,000
Net loss attributable to noncontrolling interest	(7,067)	(10,019)
Noncontrolling interest at ending	(11,126)	2,000
VIE
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	8,008	15,999
Non-current assets	20,728	21,216
TOTAL ASSETS	28,736	37,215
Current liabilities	21,213	15,125
Non-current liabilities	5,032	2,850
TOTAL LIABILITIES	26,245	17,975
Noncontrolling interests	(11,126)	2,000
Equity attributable to Ayr Wellness Inc.	13,617	17,240
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	28,736	37,215
Revenues, net of discounts	3,632	1,851
Net income (loss) attributable to noncontrolling interest	(7,067)	(10,019)
Net loss attributable to Ayr Wellness Inc.	(1,275)
Net loss noncontrolling interest	(8,342)	(10,019)
Noncontrolling interest at beginning	2,000
Total purchase consideration		16,868
Working capital adjustment presented as consideration payable		(4,849)
Acquisition of Tahoe Hydro	(6,059)
Net loss attributable to noncontrolling interest	(7,067)	(10,019)
Noncontrolling interest at ending	(11,126)	2,000
TH/NVG
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	(351)	5,248
Non-current assets	1,077	6,582
TOTAL ASSETS	726	11,830
Current liabilities	604	1,033
Non-current liabilities	383	898
TOTAL LIABILITIES	987	1,931
Noncontrolling interests	796	7,528
Equity attributable to Ayr Wellness Inc.	(1,057)	2,371
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	726	11,830
Revenues, net of discounts		1,851
Net income (loss) attributable to noncontrolling interest	(673)	(4,491)
Net loss noncontrolling interest	(673)	(4,491)
Noncontrolling interest at beginning	7,528
Total purchase consideration		16,868
Working capital adjustment presented as consideration payable		(4,849)
Acquisition of Tahoe Hydro	(6,059)
Net loss attributable to noncontrolling interest	(673)	(4,491)
Noncontrolling interest at ending	796	7,528
Parma
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	10,616	10,751
Non-current assets	13,210	14,634
TOTAL ASSETS	23,826	25,385
Current liabilities	18,962	14,092
Non-current liabilities	1,280	1,952
TOTAL LIABILITIES	20,242	16,044
Noncontrolling interests	(10,158)	(5,528)
Equity attributable to Ayr Wellness Inc.	13,742	14,869
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	23,826	25,385
Revenues, net of discounts	3,170
Net income (loss) attributable to noncontrolling interest	(4,630)	(5,528)
Net loss attributable to Ayr Wellness Inc.	(1,275)
Net loss noncontrolling interest	(5,905)	(5,528)
Noncontrolling interest at beginning	(5,528)
Net loss attributable to noncontrolling interest	(4,630)	(5,528)
Noncontrolling interest at ending	(10,158)	$ (5,528)
Ohio Dispensaries
VARIABLE INTEREST ENTITIES ("VIE")
Current assets	(2,257)
Non-current assets	6,441
TOTAL ASSETS	4,184
Current liabilities	1,647
Non-current liabilities	3,369
TOTAL LIABILITIES	5,016
Noncontrolling interests	(1,764)
Equity attributable to Ayr Wellness Inc.	932
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,184
Revenues, net of discounts	462
Net income (loss) attributable to noncontrolling interest	(1,764)
Net loss noncontrolling interest	(1,764)
Net loss attributable to noncontrolling interest	(1,764)
Noncontrolling interest at ending	$ (1,764)